UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   August 16, 2025 to September 17, 2025

Commission File Number of issuing entity:  333-280224-08

Central Index Key Number of issuing entity:  0002061936

BMO 2025-5C11 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-280224

Central Index Key Number of depositor:  0001861132

BMO Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000927971

Bank of Montreal
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548405

Starwood Mortgage Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001755531

Societe Generale Financial Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001931347

Greystone Commercial Mortgage Capital LLC
(Exact name of sponsor as specified in its charter)

Paul Vanderslice (212) 885-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

61-2263310
61-2263311
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 17, 2025 a distribution was made to holders of the certificates issued by BMO 2025-5C11 Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by BMO Commercial Mortgage Securities LLC (the "Depositor") and held by BMO 2025-5C11 Mortgage Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from August 16, 2025 to September 17, 2025.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 ("Rule 15Ga-1") on February 7, 2025. The CIK number of the Depositor is 0001861132.

Bank of Montreal one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 12, 2025. The Central Index Key number for Bank of Montreal is 0000927971.

Starwood Mortgage Capital LLC  one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 23, 2025. The Central Index Key number for Starwood Mortgage Capital LLC  is 0001548405.

Societe Generale Financial Corporation one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2025. The Central Index Key number for Societe Generale Financial Corporation is 0001755531.

KeyBank National Association ("KeyBank") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 14, 2025. The Central Index Key number for KeyBank is 0001089877.

Greystone Commercial Mortgage Capital LLC one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 21, 2025. The Central Index Key number for Greystone Commercial Mortgage Capital LLC is 0001931347.

Item 1A. Asset-Level Information.

Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on October 1, 2025 under Commission File No. 333-280224-08 and incorporated by reference herein).

Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on October 1, 2025 under Commission File No. 333-280224-08 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for BMO 2025-5C11 Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	08/15/2025	$23,521.55
Current Distribution Date	09/17/2025	$7,978.11

Whole Loan Custodial Account (One Grove, 1499 Bedford Avenue, 347-363 Flushing Avenue, Turtle Creek Village, Riverwalk West and Shaw Park Plaza)
Prior Distribution Date	08/15/2025	$0.00
Current Distribution Date	09/17/2025	$0.00

REO Account
Prior Distribution Date	08/15/2025	$0.00
Current Distribution Date	09/17/2025	$0.00

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for BMO 2025-5C11 Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	08/15/2025	$8,115.54
Current Distribution Date	09/17/2025	$8,115.43

Interest Reserve Account
Prior Distribution Date	08/15/2025	$0.00
Current Distribution Date	09/17/2025	$0.00

Excess Liquidation Proceeds Reserve Account
Prior Distribution Date	08/15/2025	$0.00
Current Distribution Date	09/17/2025	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BMO 2025-5C11 Mortgage Trust, relating to the September 17, 2025 distribution.

(102) Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on October 1, 2025 under Commission File No. 333-280224-08 and incorporated by reference herein).

(103) Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on October 1, 2025 under Commission File No. 333-280224-08 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

BMO Commercial Mortgage Securities LLC
(Depositor)

/s/ Paul Vanderslice
Paul Vanderslice, Chief Executive Officer

Date: October 1, 2025